Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	NRTI
Entity Registrant Name	INERGETICS INC
Entity Central Index Key	0000072170
Entity Filer Category	Smaller Reporting Company